Taxes payable	12 Months Ended
Dec. 31, 2023
Taxes Payable [Abstract]
Taxes payable	Taxes payable

	2023	2022

Taxes on revenues	1,738	275
Income taxes	1,872	445
Other taxes payable	292	158
Taxes payable	3,902	878